Debt and Interest Expense	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Debt and Interest Expense

13. Debt and Interest Expense

Debt Activity  The following summarizes the Company’s borrowing activity, after eliminating the effect of intercompany transactions:

	Carrying Value
millions	WES	WGP (1)	Anadarko (2)	Anadarko Consolidated	Description
Balance at December 31, 2016	$3,091	$28	$11,959	$15,078
Borrowings
	370	—	—	370	WES RCF
Repayments
	—	—	(6)	(6)	7.000% Debentures due 2027
	—	—	(3)	(3)	6.625% Debentures due 2028
	—	—	(1)	(1)	7.950% Debentures due 2029
	—	—	(34)	(34)	TEUs - senior amortizing notes
Other, net	4	—	50	54	Amortization of discounts, premiums, and debt issuance costs
Balance at December 31, 2017	$3,465	$28	$11,965	$15,458
Issuances
	394	—	—	394	WES 4.500% Senior Notes due 2028
	687	—	—	687	WES 5.300% Senior Notes due 2048
	396	—	—	396	WES 4.750% Senior Notes due 2028
	342	—	—	342	WES 5.500% Senior Notes due 2048
Borrowings
	540	—	—	540	WES RCF
Repayments
	—	—	(114)	(114)	7.050% Debentures due 2018
	—	—	(123)	(123)	4.850% Senior Notes due 2021
	—	—	(375)	(375)	3.450% Senior Notes due 2024
	—	—	(35)	(35)	Zero Coupon Notes due 2036
	(350)	—	—	(350)	WES 2.600% Senior Notes due 2018
	(690)	—	—	(690)	WES RCF
	—	—	(17)	(17)	TEUs - senior amortizing notes
Other, net	3	—	53	56	Amortization of discounts, premiums, and debt issuance costs
Balance at December 31, 2018	$4,787	$28	$11,354	$16,169

(1)	Excludes WES.

(2)	Excludes WES and WGP.

13. Debt and Interest Expense (Continued)

Debt  See Note 9—Equity-Method Investments for disclosure regarding Anadarko’s notes payable related to its ownership of certain noncontrolling mandatorily redeemable interests that are not included in the Company’s reported debt balance and do not affect consolidated interest expense. The following summarizes the Company’s outstanding debt, including capital lease obligations, after eliminating the effect of intercompany transactions:

	December 31, 2018
millions	WES	WGP (1)	Anadarko (2)	Anadarko Consolidated
6.950% Senior Notes due 2019	$—	$—	$300	$300
8.700% Senior Notes due 2019	—	—	600	600
4.850% Senior Notes due 2021	—	—	677	677
WES 5.375% Senior Notes due 2021	500	—	—	500
WES 4.000% Senior Notes due 2022	670	—	—	670
3.450% Senior Notes due 2024	—	—	248	248
6.950% Senior Notes due 2024	—	—	650	650
WES 3.950% Senior Notes due 2025	500	—	—	500
WES 4.650% Senior Notes due 2026	500	—	—	500
5.550% Senior Notes due 2026	—	—	1,100	1,100
7.500% Debentures due 2026	—	—	112	112
7.000% Debentures due 2027	—	—	48	48
7.125% Debentures due 2027	—	—	150	150
WES 4.500% Notes due 2028	400	—	—	400
WES 4.750% Notes due 2028	400	—	—	400
6.625% Debentures due 2028	—	—	14	14
7.150% Debentures due 2028	—	—	235	235
7.200% Debentures due 2029	—	—	135	135
7.950% Debentures due 2029	—	—	116	116
7.500% Senior Notes due 2031	—	—	900	900
7.875% Senior Notes due 2031	—	—	500	500
Zero Coupon Senior Notes due 2036	—	—	2,270	2,270
6.450% Senior Notes due 2036	—	—	1,750	1,750
7.950% Senior Notes due 2039	—	—	325	325
6.200% Senior Notes due 2040	—	—	750	750
4.500% Senior Notes due 2044	—	—	625	625
WES 5.450% Senior Notes due 2044	600	—	—	600
6.600% Senior Notes due 2046	—	—	1,100	1,100
WES 5.300% Notes due 2048	700	—	—	700
WES 5.500% Notes due 2048	350	—	—	350
7.730% Debentures due 2096	—	—	61	61
7.500% Debentures due 2096	—	—	78	78
7.250% Debentures due 2096	—	—	49	49
WES RCF	220	—	—	220
WGP RCF	—	28	—	28
Total borrowings at face value	$4,840	$28	$12,793	$17,661
Net unamortized discounts, premiums, and debt issuance costs (3)	(53)	—	(1,439)	(1,492)
Total borrowings (4)	4,787	28	11,354	16,169
Capital lease obligations	—	—	248	248
Less short-term debt	—	28	919	947
Total long-term debt	$4,787	$—	$10,683	$15,470

13. Debt and Interest Expense (Continued)

	December 31, 2017
millions	WES	WGP (1)	Anadarko (2)	Anadarko Consolidated
7.050% Debentures due 2018	$—	$—	$114	$114
TEUs - senior amortizing notes due 2018	—	—	17	17
WES 2.600% Senior Notes due 2018	350	—	—	350
6.950% Senior Notes due 2019	—	—	300	300
8.700% Senior Notes due 2019	—	—	600	600
4.850% Senior Notes due 2021	—	—	800	800
WES 5.375% Senior Notes due 2021	500	—	—	500
WES 4.000% Senior Notes due 2022	670	—	—	670
3.450% Senior Notes due 2024	—	—	625	625
6.950% Senior Notes due 2024	—	—	650	650
WES 3.950% Senior Notes due 2025	500	—	—	500
WES 4.650% Senior Notes due 2026	500	—	—	500
5.550% Senior Notes due 2026	—	—	1,100	1,100
7.500% Debentures due 2026	—	—	112	112
7.000% Debentures due 2027	—	—	48	48
7.125% Debentures due 2027	—	—	150	150
6.625% Debentures due 2028	—	—	14	14
7.150% Debentures due 2028	—	—	235	235
7.200% Debentures due 2029	—	—	135	135
7.950% Debentures due 2029	—	—	116	116
7.500% Senior Notes due 2031	—	—	900	900
7.875% Senior Notes due 2031	—	—	500	500
Zero Coupon Senior Notes due 2036	—	—	2,360	2,360
6.450% Senior Notes due 2036	—	—	1,750	1,750
7.950% Senior Notes due 2039	—	—	325	325
6.200% Senior Notes due 2040	—	—	750	750
4.500% Senior Notes due 2044	—	—	625	625
WES 5.450% Senior Notes due 2044	600	—	—	600
6.600% Senior Notes due 2046	—	—	1,100	1,100
7.730% Debentures due 2096	—	—	61	61
7.500% Debentures due 2096	—	—	78	78
7.250% Debentures due 2096	—	—	49	49
WES RCF	370	—	—	370
WGP RCF	—	28	—	28
Total borrowings at face value	$3,490	$28	$13,514	$17,032
Net unamortized discounts, premiums, and debt issuance costs (3)	(25)	—	(1,549)	(1,574)
Total borrowings (4)	3,465	28	11,965	15,458
Capital lease obligations	—	—	231	231
Less short-term debt	—	—	142	142
Total long-term debt	$3,465	$28	$12,054	$15,547

(1)	Excludes WES.

(2)	Excludes WES and WGP.

(3)
Unamortized discounts, premiums, and debt issuance costs are amortized over the term of the related debt. Debt issuance costs related to RCFs are included in other current assets and other assets on the Company’s Consolidated Balance Sheets.

(4)	The Company’s outstanding borrowings, except for borrowings under the WGP RCF, are senior unsecured.

13. Debt and Interest Expense (Continued)

Scheduled Maturities  Total principal amount of debt maturities related to borrowings for the five years ending December 31, 2023, excluding the potential repayment of the outstanding Zero Coupons that may be put by the holders to the Company annually, were as follows:

	Principal Amount of Debt Maturities
millions	WES	WGP (1)	Anadarko (2)	Anadarko Consolidated
2019	$—	$28	$900	$928
2020	—	—	—	—
2021	500	—	677	1,177
2022	670	—	—	670
2023	220	—	—	220

(1)	Excludes WES.

(2)	Excludes WES and WGP.

Fair Value  The Company uses a market approach to determine the fair value of its fixed-rate debt using observable market data, which results in a Level 2 fair-value measurement. The carrying amount of floating-rate debt approximates fair value as the interest rates are variable and reflective of market rates. The estimated fair value of the Company’s total borrowings was $16.8 billion at December 31, 2018, and $17.7 billion at December 31, 2017.

13. Debt and Interest Expense (Continued)

Anadarko Debt (Excluding WES and WGP)  In December 2018, the Company purchased and retired $377 million of its $625 million 3.450% Senior Notes due 2024 and $123 million of its $800 million 4.850% Senior Notes due 2021 pursuant to a tender offer. The Company recognized a net gain of $7 million for the early retirement of these senior notes. The Company repaid $114 million of 7.050% Debentures at maturity in May 2018.
In a 2006 private offering, Anadarko received $500 million of loan proceeds upon issuing the Zero Coupons. The Zero Coupons mature in 2036 and have an aggregate principal amount due at maturity of approximately $2.3 billion, reflecting a yield to maturity of 5.24%. In December 2018, the Company purchased and retired $36 million of the accreted value of its Zero Coupons due 2036 and recognized a loss of $3 million for the early retirement of these senior notes. This early retirement results in a reduction of $90 million of the $2.4 billion originally due at maturity in 2036. Anadarko’s Zero Coupons can be put to the Company in October of each year, in whole or in part, for the then-accreted value of the outstanding Zero Coupons, which, if put in whole, would be $942 million at the next put date in October 2019. None of the Zero Coupons were put to the Company in October 2018. The accreted value of the outstanding Zero Coupons was $905 million at December 31, 2018. Anadarko’s Zero Coupons were classified as long-term debt on the Company’s Consolidated Balance Sheet at December 31, 2018, as the Company has the ability and intent to refinance these obligations using long-term debt, should a put be exercised. Principal payments related to the Zero Coupons are reported in financing activities and interest accretion payments related to the Zero Coupons are reported in operating activities on the Company’s Consolidated Statement of Cash Flows.
In January 2018, the Company amended its $3.0 billion senior unsecured RCF to extend the maturity date to January 2022 (APC RCF) and amended its $2.0 billion 364-day senior unsecured RCF to extend the maturity date to January 2019 (364-Day Facility). In December 2018, the Company amended its APC RCF to extend the maturity date to January 2023. The 364-Day Facility expired in January 2019.
Borrowings under the APC RCF and the 364-Day Facility (collectively, the Credit Facilities) generally bear interest under one of two rate options, at Anadarko’s election, using either LIBOR (or Euro Interbank Offered Rate in the case of borrowings under the APC RCF denominated in Euro) or an alternate base rate, in each case plus an applicable margin ranging from 0.00% to 1.65% for the APC RCF and 0.00% to 1.675% for the 364-Day Facility. The applicable margin will vary depending on Anadarko’s credit ratings.
The Credit Facilities contain certain customary affirmative and negative covenants, including a financial covenant requiring maintenance of a consolidated indebtedness to total capitalization ratio of no greater than 65% (excluding the effect of non-cash write-downs), and limitations on certain secured indebtedness, sale-and-leaseback transactions, and mergers and other fundamental changes. At December 31, 2018, the Company had no outstanding borrowings under the Credit Facilities and was in compliance with all covenants.
In January 2015, the Company initiated a commercial paper program, which allows for a maximum of $3.0 billion of unsecured commercial paper notes. The maturities of the commercial paper notes may vary, but may not exceed 397 days. As a result of Moody’s credit rating on Anadarko, the Company’s access to the commercial paper market has been limited. The Company has not issued commercial paper notes since the downgrade and had no outstanding borrowings under the commercial paper program at December 31, 2018.

13. Debt and Interest Expense (Continued)

WES and WGP Debt  In February 2018, WES amended its RCF to extend the maturity date from February 2020 to February 2023 and expand the borrowing capacity to $1.5 billion (WES RCF). As part of the amendment, the WES RCF is expandable to a maximum of $2.0 billion. In December 2018, WES entered into an amendment to extend the maturity date from February 2023 to February 2024 effective on February 15, 2019 and to expand the borrowing capacity to $2.0 billion, while leaving the $500 million accordion feature unexercised. Expansion of the borrowing capacity is subject to the completion of the WES Merger anticipated in the first quarter of 2019. See Note 24—Noncontrolling Interests for additional information related to the WES Merger.
Borrowings under the WES RCF bear interest at LIBOR plus an applicable margin ranging from 0.975% to 1.45% depending on WES’s credit rating, or the greatest of (i) rates at a margin above the one-month LIBOR, (ii) the federal funds rate, or (iii) prime rates offered by certain designated banks. During 2018, WES borrowed $540 million under its RCF, which was used for general partnership purposes, and made repayments of $690 million. At December 31, 2018, WES had outstanding borrowings under its RCF of $220 million at an interest rate of 3.74%, outstanding letters of credit of $5 million, available borrowing capacity of $1.3 billion, and was in compliance with all covenants.
In March 2018, WES completed a public offering of $400 million aggregate principal amount of 4.500% Senior Notes due March 2028 and a public offering of $700 million aggregate principal amount of 5.300% Senior Notes due March 2048. Net proceeds from the public offerings were used to repay amounts outstanding under the WES RCF. The remaining net proceeds were used for general partnership purposes, including to fund capital expenditures.
In August 2018, WES completed a public offering of $400 million aggregate principal amount of 4.750% Senior Notes due August 2028 and a public offering of $350 million aggregate principal amount of 5.500% Senior Notes due August 2048. The net proceeds from the public offerings were used to repay the maturing $350 million of 2.600% Senior Notes due August 2018, and amounts outstanding under the WES RCF. The remaining net proceeds were used for general partnership purposes, including to fund capital expenditures.
In December 2018, WES entered into a $2.0 billion 364-day senior unsecured credit agreement (WES 364-Day Facility), the proceeds of which will be used to fund substantially all of the cash portion of the consideration under the WES midstream asset contribution and sale and the payment of related transaction costs. The WES 364-Day Facility will mature on the day prior to the one-year anniversary of the completion of the WES Merger, and will bear interest at LIBOR, plus applicable margins ranging from 1.000% to 1.625%, or an alternate base rate equal to the greatest of (a) the Prime Rate, (b) the Federal Funds Effective Rate plus 0.5%, or (c) LIBOR plus 1%, in each case as defined in the WES 364-Day Facility and plus applicable margins currently ranging from zero to 0.625%, based upon WES’s senior unsecured debt rating. WES is also required to pay a ticking fee of 0.175% on the commitment amount beginning 90 days after the effective date of the credit agreement through the date of funding under the WES 364-Day Facility. The WES 364-Day Facility contains covenants and customary events of default that are substantially similar to the WES RCF. Additionally, funding of the WES 364-Day Facility is conditioned upon the completion of the WES Merger, and net cash proceeds received from future asset sales and debt or equity offerings by WES must be used to repay amounts outstanding under the WES 364-Day Facility. See Note 24—Noncontrolling Interests for additional information related to the WES Merger.
During 2016, WGP had a $250 million senior secured RCF that matures in March 2019 and was expandable to $500 million, subject to receiving increased or new commitments from lenders and the satisfaction of certain other conditions (WGP RCF). In February 2018, WGP voluntarily reduced the aggregate commitments of the lenders under the WGP RCF from $250 million to $35 million. In December 2018, the WGP RCF was amended to extend the maturity date from March 2019 to the earlier of June 2019 or three business days following the completion of the WES Merger. See Note 24—Noncontrolling Interests for additional information related to the WES Merger. Obligations under the WGP RCF are secured by a first priority lien on all of WGP’s assets (not including the consolidated assets of WES) as well as all equity interests owned by WGP.
Borrowings under the WGP RCF bear interest at LIBOR (with a floor of 0%), plus applicable margins ranging from 2.00% to 2.75% depending on WGP’s consolidated leverage ratio, or at a base rate equal to the greatest of (i) the prime rate, (ii) the federal funds rate plus 0.50%, or (iii) LIBOR plus 1.00%, in each case plus applicable margins ranging from 1.00% to 1.75% based upon WGP’s consolidated leverage ratio. At December 31, 2018, WGP had outstanding borrowings of $28 million at an interest rate of 4.53% classified as short-term debt on the Company’s Consolidated Balance Sheet, available borrowing capacity of $7 million, and was in compliance with all covenants.

13. Debt and Interest Expense (Continued)

Capital Lease Obligations  Construction of a FPSO for the Company’s TEN field in Ghana commenced in 2013. The Company recognized an asset and related obligation for its approximate 19% nonoperated participating interest share during the construction period. Upon completion of construction in the third quarter of 2016, the Company reported the asset and related obligation as a capital lease of $225 million for the Company’s proportionate share of the fair value of the FPSO. The FPSO lease provides for an initial term of 10 years with annual renewal periods for an additional 10 years, annual purchase options that decrease over time, and no residual value guarantees. The capital lease asset is being depreciated over the estimated proved reserves of the TEN field using the UOP method, with the associated depreciation included in DD&A in the Company’s Consolidated Statement of Income. The accumulated depreciation of the FPSO capital lease asset was $72 million at December 31, 2018, and $41 million at December 31, 2017. The capital lease obligation is being accreted to the present value of the minimum lease payments using the effective interest method. The Company made capital lease payments of $46 million in 2018 and $44 million in 2017.
At December 31, 2018, future minimum lease payments related to the Company’s capital leases were:

millions
2019	$58
2020	50
2021	48
2022	45
2023	43
Thereafter	323
Total future minimum lease payments	$567
Less portion representing imputed interest	319
Capital lease obligations	$248

Interest Expense  The following summarizes interest expense for the years ended December 31:

millions	2018	2017	2016
Debt and other	$1,028	$1,003	$1,022
Capitalized interest	(81)	(71)	(132)
Total interest expense	$947	$932	$890